Inventories	12 Months Ended
Mar. 31, 2012
Inventory Disclosure [Abstract]
Inventories

3	Inventories

The components of inventories as of March 31, 2011 and 2012 are as follows:

	2011	2012
	$ in thousands	$ in thousands

Raw materials	1,574	1,477
Work in progress	1,750	1,512
Finished goods	1,524	1,116
	.
	4,848	4,105

During the year ended March 31, 2012, based upon material composition and expected usage, the Company established an allowance for obsolete inventories of approximately $283,000 (2011: $98,000), which were charged to the consolidated statements of operations under cost of sales.